Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment Results Information

The following tables include results for the Company’s four segments for the three and six months ended June 30, 2013 and 2012:

	Shuttle		Liquefied	Conventional
	Tanker and FSO	FPSO	Gas	Tanker
Three Months ended June 30, 2013	Segment	Segment	Segment	Segment	Total
Revenues	140,062	122,560	70,983	97,102	430,707
Voyage expenses	22,275	—	487	3,392	26,154
Vessel operating expenses	43,472	84,054	15,164	53,288	195,978
Time-charter hire expense	14,110	—	—	12,434	26,544
Depreciation and amortization	29,093	39,285	18,328	23,063	109,769
General and administrative(1)	9,324	11,760	5,314	8,997	35,395
Asset impairments and provisions	—	—	—	7,042	7,042
Gain on sale of vessels and equipment	—	(1,338)	—	(3)	(1,341)
Restructuring charges	1,043	—	—	746	1,789

Income (loss) from vessel operations	20,745	(11,201)	31,690	(11,857)	29,377

Segment assets as at June 30, 2013	1,844,517	2,787,470	3,279,847	1,983,339	9,895,173

	Shuttle		Liquefied	Conventional
	Tanker and FSO	FPSO	Gas	Tanker
Three Months ended June 30, 2012	Segment	Segment	Segment	Segment	Total
Revenues	153,694	136,198	70,093	126,796	486,781
Voyage expenses	32,252	—	53	6,871	39,176
Vessel operating expenses	44,939	85,489	12,653	48,692	191,773
Time-charter hire expense	12,969	—	—	18,522	31,491
Depreciation and amortization	32,037	34,415	17,445	31,171	115,068
General and administrative(1)	11,241	10,214	4,513	10,262	36,230
Asset impairments and provisions	1,048	—	—	—	1,048
Loss on sale of vessels and equipment	—	—	—	2,221	2,221
Restructuring charges	—	—	—	1,525	1,525

Income from vessel operations	19,208	6,080	35,429	7,532	68,249

Segment assets as at June 30, 2012	1,871,341	2,497,592	3,108,124	2,494,008	9,971,065

	Shuttle		Liquefied	Conventional
	Tanker and FSO	FPSO	Gas	Tanker
Six Months ended June 30, 2013	Segment	Segment	Segment	Segment	Total
Revenues	278,715	263,489	141,984	197,556	881,744
Voyage expenses	44,084	—	491	7,894	52,469
Vessel operating expenses	88,379	161,438	30,260	103,365	383,442
Time-charter hire expense	28,887	—	—	25,109	53,996
Depreciation and amortization	56,789	73,317	35,619	46,538	212,263
General and administrative(1)	19,828	24,121	11,510	19,207	74,666
Asset impairments and provisions	—	—	—	10,207	10,207
(Gain) loss on sale of vessels and equipment	—	(1,338)	—	29	(1,309)
Restructuring charges	1,630	—	—	2,213	3,843

Income (loss) from vessel operations	39,118	5,951	64,104	(17,006)	92,167

	Shuttle		Liquefied	Conventional
	Tanker and FSO	FPSO	Gas	Tanker
Six Months ended June 30, 2012	Segment	Segment	Segment	Segment	Total
Revenues	309,929	264,866	143,678	269,414	987,887
Voyage expenses	59,267	232	149	18,165	77,813
Vessel operating expenses	94,758	159,571	25,620	99,578	379,527
Time-charter hire expense	26,586	—	—	48,884	75,470
Depreciation and amortization	63,829	67,563	34,683	63,607	229,682
General and administrative(1)	20,520	21,791	9,618	22,663	74,592
Asset impairments and provisions	1,048	—	—	—	1,048
Loss on sale of vessels and equipment	—	—	—	2,024	2,024
Restructuring charges	—	—	—	1,525	1,525

Income from vessel operations	43,921	15,709	73,608	12,968	146,206

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

Reconciliation of Total Segment Assets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	June 30, 2013	December 31, 2012
	$	$
Total assets of all segments	9,895,173	9,719,938
Cash	540,206	639,491
Accounts receivable and other assets	682,208	642,596

Consolidated total assets	11,117,587	11,002,025